Share Capital and Reserves (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of share options are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	20,962,002	1.10	18,975,002	1.29
Granted	2,142,000	0.62	5,502,000	0.76
Expired	(1,445,000)	2.19	(3,515,000)	1.64
Outstanding – end of period	21,659,002	0.98	20,962,002	1.10

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share options granted was estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Risk-free interest rate	1.42% to 1.82%	1.01% to 1.30%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	53.91% to 57.06%	55.88% to 59.17%
Expected life in years	2.50 to 5.00	2.50 to 5.00
Weighted average fair value of each option	$0.22 to $0.32	$0.26 to $0.38

Schedule of Stock Options Outstanding and Exercisable
Details of share options outstanding as at December 31, 2017 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.7110 to 0.7977	11,754,000	10,020,667	0.73	3.92
0.8200 to 0.9972	3,839,000	3,789,000	0.97	5.89
1.0058 to 1.5000	4,096,002	4,096,002	1.15	2.78
1.7689 to 2.4886	1,665,000	1,465,000	2.01	2.15
2.6273 to 3.0695	305,000	182,500	2.81	0.74
	21,659,002	19,553,169	0.98	3.87

Schedule of Bonus Share
Details of bonus shares are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	3,150,000	3,640,000	3,150,000	3,640,000
Outstanding – end of period	3,150,000	3,640,000	3,150,000	3,640,000

Warrant [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of share purchase warrants are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	27,780,213	$0.95	6,919,287	$0.91
Issued	-	-	21,322,212	0.99
Expiration	(6,458,001)	(0.82)	(461,286)	(2.17)
Outstanding – end of period	21,322,212	$0.99	27,780,213	$0.95

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Risk-free interest rate	-	0.98% to 1.33%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	-	55.58% to 58.47%
Expected life in years	-	2.50 to 5.00
Weighted average fair value of each warrant (1)	-	$0.19 to $0.40

RestrictedShareUnit (RSU) [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of restricted shares and restricted share units are as follows:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Outstanding - beginning of period	2,618,020	990,471
Issued	1,077,869	2,303,239
Forfeited	(8,896)	-
Vested	(405,963)	(675,690)
Outstanding - end of period	3,281,030	2,618,020